Liquidity - Private Placement Transactions (Details) € in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016
Financial Liabilities
Effective interest rate	1.33%	1.33%	1.29%	1.25%
Carrying Amount		€ 11,303	€ 6,301
Private placements
Financial Liabilities
Carrying Amount		€ 1,041	1,130
Tranche 4-2011 | 2018
Financial Liabilities
Coupon Rate	3.43%	3.43%
Effective interest rate	3.50%	3.50%
Nominal volume | $	$ 150.0
Carrying Amount		€ 0	125
Tranche 6-2012 | 2020
Financial Liabilities
Coupon Rate	2.82%	2.82%
Effective interest rate	2.86%	2.86%
Nominal volume | $	$ 290.0
Carrying Amount		€ 251	241
Tranche 7-2012 | 2022
Financial Liabilities
Coupon Rate	3.18%	3.18%
Effective interest rate	3.22%	3.22%
Nominal volume | $	$ 444.5
Carrying Amount		€ 395	382
Tranche 8-2012 | 2024
Financial Liabilities
Coupon Rate	3.33%	3.33%
Effective interest rate	3.37%	3.37%
Nominal volume | $	$ 323.0
Carrying Amount		€ 299	289
Tranche 9-2012 | 2027
Financial Liabilities
Coupon Rate	3.53%	3.53%
Effective interest rate	3.57%	3.57%
Nominal volume | $	$ 100.0
Carrying Amount		€ 96	€ 93